Employment costs and provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Employee Cost And Provisions Explanatory [Abstract]
Summary of employment costs and provisions

	Note	2023 US$m	2022 US$m	2021 US$m
Total employment costs
– Wages and salaries		5,625	5,115	4,699
– Social security costs		470	425	386
– Net post-retirement charge	28	449	559	554
– Share-based payment charge	27	144	122	126
		6,688	6,221	5,765
Less: charged within movement in provisions (see below)		(52)	(219)	(252)
Total employment costs	7	6,636	6,002	5,513

Summary of provisions

	Note	2023 US$m	2022 US$m
At 1 January		15,759	14,542
Adjustment on currency translation		241	(699)
Adjustments to mining properties/right-of-use assets:	13
– increases to existing and new provisions		629	520
– change in discount rate		(921)	—
Charged/(credited) to profit:
– increases to existing and new provisions(a)		1,654	541
– change in discount rate		(168)	—
– unused amounts reversed		(195)	(72)
– exchange (gains)/losses on provisions		(16)	17
– amortisation of discount		955	1,517
Utilised in year		(777)	(609)
Transfers and other movements		(11)	2
At 31 December(b)		17,150	15,759
Balance sheet analysis:
Current		1,523	1,142
Non-current		15,627	14,617
Total		17,150	15,759
(a)Includes US$1,272 million arising from study updates in the second half of 2023 (2022: US$180 million) which have been excluded from underlying EBITDA. Refer to note 1 for details.
(b)Close-down, restoration and environmental liabilities at 31 December 2023 have not been adjusted for closure-related receivables amounting to US$366 million (2022: US$351 million) due from the ERA trust fund and other financial assets held for the purposes of meeting closure obligations. These are included within “Receivables and other assets” on the balance sheet.
The impact of discounting on the provision - and the corresponding amount capitalised within “Property, plant and equipment” (for operating sites) or charged/(credited) to the income statement (for non-operating and fully impaired sites) - is illustrated below:

	At 31 December 2023			At 31 December 2022
	Capitalised within “Property, plant and equipment” US$m	Charged/(credited) to the income statement US$m	Total increase/ (decrease) in provision US$m	Capitalised within “Property, plant and equipment” US$m	Charged/(credited) to the income statement US$m	Total increase/ (decrease) in provision US$m
Discount rate decreased to 1.0%	2,300	300	2,600	1,400	100	1,500
Discount rate increased to 3.0%	(1,800)	(300)	(2,100)	(2,700)	(300)	(3,000)

	2023			2022
Employment provisions	Pensions and post-retirement healthcare(a) US$m	Other employee entitlements(b) US$m	Total US$m	Total US$m
At 1 January	1,294	364	1,658	2,492
Adjustment on currency translation	25	7	32	(99)
Charged/(credited) to profit:
– increases to existing and new provisions	—	78	78	231
– unused amounts reversed	(6)	(20)	(26)	(12)
Utilised in year	(216)	(61)	(277)	(254)
Re-measurement losses/(gains) recognised in other comprehensive income	102	—	102	(701)
Transfers and other movements	(10)	1	(9)	1
At 31 December	1,189	369	1,558	1,658
Balance sheet analysis:
Current	68	293	361	353
Non-current	1,121	76	1,197	1,305
Total employment provisions	1,189	369	1,558	1,658
(a)The main assumptions used to determine the provision for pensions and post-retirement healthcare, and other information, including the expected level of future funding payments in respect of those arrangements, are given in note 28.
(b)The provision for other employee entitlements includes a provision for long service leave of US$296 million (2022: US$271 million), based on the relevant entitlements in certain Group operations, and includes US$17 million (2022: US$32 million) of provision for redundancy and severance payments.

	2023 US$m	2022 US$m
Opening balance at 1 January as previously reported	1,298	1,019
Adjustment on currency translation	14	(43)
Adjustments to mining properties/right-of-use assets:
– decrease to existing and new provisions	—	4
Charged/(credited) to profit:
– increases to existing and new provisions	214	365
– change in discount rate	(18)	—
– unused amounts reversed	(31)	(66)
– exchange gain on provisions	(1)	—
– amortisation of discount	22	2
Utilised in year	(104)	(176)
Transfers and other movements(a)	(23)	193
Closing balance at 31 December	1,371	1,298
Balance sheet analysis:
Current	637	554
Non-current	734	744
Total	1,371	1,298
In 2022, Transfers and other movements included US$211 million for additional consideration to be paid to the dissenting shareholders of the Turquoise Hill Resources transaction. It represented the difference between the initial consideration of C$34.4 per share paid and C$43 per share paid to all other shareholders, with the final amount and timing to be determined by dissent proceedings. At 31 December 2023 those dissent proceedings remained ongoing and the provision is unchanged.